Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	$ 40.6	$ 10.0
Lease liability	25.5	26.4
Decommissioning liability	34.2	57.4
Other current liabilities	$ 100.3	$ 93.8